Shareholder Fees - ETF - Vanguard US Multifactor ETF - ETF Shares	Mar. 29, 2021 USD ($)
Shareholder Fees:
Transaction Fee on Purchases and Sales	none
Transaction Fee on Reinvested Dividends	none